UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06041

The Central Europe and Russia Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2010 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIAN SECURITIES – 65.3%
	COMMON STOCKS – 64.1%
	COMMERCIAL BANKS – 9.7%
18,500,000	Sberbank	$51,800,000
	CONSTRUCTION MATERIALS – 1.8%
1,083,420	LSR Group (GDR) Reg S*	9,859,122
	ELECTRIC UTILITIES – 1.9%
216,633	OJSC Enel OGK-5 (GDR)*	904,876
1,750,000	RusHydro (ADR)*	9,135,000
		10,039,876
	FOOD & STAPLES RETAILING – 0.9%
247,710	Magnit (GDR) (144A)*	4,862,894
	FOOD PRODUCTS – 0.7%
200,000	Wimm Bill Dann Foods (ADR)	3,855,560
	MEDIA – 1.2%
350,000	CTC Media†	6,209,000
	METALS & MINING – 8.6%
276,100	Magnitogorsk Iron & Steel Works (GDR)	2,945,987
500,000	Mechel Steel Group†	10,895,000
1,650,000	MMC Norilsk Nickel (ADR)*†	27,048,450
1,300,000	Raspadskaya*	5,083,000
		45,972,437
	OIL, GAS & CONSUMABLE FUELS – 32.7%
3,198,000	Gazprom	16,789,500
2,133,774	Gazprom (ADR)†	46,046,843
300,000	LUKOIL	16,950,000
540,000	LUKOIL (ADR)	30,915,000
400,000	NovaTek OAO (GDR) Reg S	30,000,000
300,000	Rosneft Oil	1,959,000
2,800,000	Rosneft Oil (GDR) Reg S*	18,704,000
650,000	Surgutneftegaz (ADR)†	6,591,000
200,000	Tatneft (ADR)	6,230,000
52,000	Vostok Gas*†	1,583
		174,186,926

Shares	Description	Value(a)
	WIRELESS TELECOMMUNICATION SERVICES – 6.6%
1,200,000	Mobile Telesystems	$9,420,000
325,000	Mobile Telesystems (ADR)†	7,035,762
250,000	Mobile Telesystems (GDR) Reg S	5,412,125
200,000	Sistema JSFC (GDR) Reg S	4,848,000
525,000	VimpelCom Ltd. (ADR)*	8,354,693
		35,070,580
	Total Common Stocks (cost $235,737,239)	341,856,395
	PREFERRED STOCKS – 1.2%
	OIL, GAS & CONSUMABLE FUELS – 1.2%
1,320,000	Surgutneftegaz (ADR)† (cost $6,310,195)	6,118,358
	Total Investments in Russian Securities (cost $242,047,434)	347,974,753
INVESTMENTS IN TURKISH COMMON STOCKS – 17.2%
	AIRLINES – 0.6%
1,142,857	Turk Hava Yollari*	3,306,035
	AUTOMOBILES – 0.5%
650,000	Tofas Turk Otomobil Fabrikasi	2,479,764
	BUILDING PRODUCTS – 0.5%
2,000,000	Trakya Cam Sanayi	2,892,781
	COMMERCIAL BANKS – 6.0%
3,000,000	Turkiye Garanti Bankasi	15,525,478
500,000	Turkiye Halk Bankasi	4,047,240
2,141,663	Turkiye IS Bankasi	8,028,394
1,400,000	Yapi ve Kredi Bankasi*	4,254,246
		31,855,358
	CONSTRUCTION & ENGINEERING – 1.5%
2,400,000	Tekfen Holding	8,041,401
	CONSTRUCTION MATERIALS – 0.6%
600,000	Akcansa Cimento	2,925,955

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2010 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN TURKISH COMMON STOCKS – (continued)
	DIVERSIFIED FINANCIAL SERVICES – 0.8%
930,809	Haci Omer Sabanci Holding	$4,323,025
	DIVERSIFIED TELECOMMUNICATIONS – 1.8%
2,600,000	Turk Telekomunikasyon	9,746,550
	FOOD & STAPLES RETAILING – 0.9%
150,000	Bim Birlesik Magazalar	4,602,906
	INDUSTRIAL CONGLOMERATES – 0.9%
1,344,444	Enka Insaat ve Sanayi	4,950,680
	INSURANCE – 0.7%
1,300,000	Anadolu Hayat Emeklilik	3,881,370
	METALS & MINING – 0.4%
275,000	Koza Altin Isletmeleri	2,390,194
	OIL, GAS & CONSUMABLE FUELS – 0.6%
900,000	Turcas Petrolculuk	3,134,952
	TRANSPORTATION INFRASTRUCTURE – 0.6%
700,000	TAV Havalimanlari Holding*	2,972,399
	WIRELESS TELECOMMUNICATION SERVICES – 0.8%
700,000	Turkcell Iletism Hizmetleri	4,110,271
	Total Investments in Turkish Common Stocks (cost $57,900,053)	91,613,641
INVESTMENTS IN POLISH COMMON STOCKS – 8.4%
	COMMERCIAL BANKS – 4.6%
200,000	Bank Pekao	10,668,836
1,075,000	Powszechna Kasa Oszczednosci Bank Polski	13,715,216
		24,384,052
	DIVERSIFIED TELECOMMUNICATIONS – 1.9%
2,000,000	Telekomunikacja Polska	10,356,387

Shares	Description	Value(a)
	METALS & MINING – 1.3%
200,000	KGHM Polska Miedz	$6,945,484
	OIL, GAS & CONSUMABLE FUELS – 0.6%
275,000	Grupa Lotos S.A.*	2,893,654
	Total Investments in Polish Common Stocks (cost $28,500,984)	44,579,577
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 3.6%
	DIVERSIFIED TELECOMMUNICATIONS – 0.5%
125,000	Telefonica O2 Czech Republic	2,855,080
	ELECTRIC UTILITIES – 2.2%
255,000	Ceske Energeticke Zavody	11,650,065
	METALS & MINING – 0.9%
400,000	New World Resources*†	4,704,647
	Total Investments in Czech Republic Common Stocks (cost $5,387,649)	19,209,792
INVESTMENTS IN HUNGARIAN COMMON STOCKS – 2.7%
	COMMERCIAL BANKS – 2.2%
500,000	OTP Bank*†	11,998,075
	OIL, GAS & CONSUMABLE FUELS – 0.5%
30,000	MOL Hungarian Oil & Gas NyRt*	2,698,020
	Total Investments in Hungarian Common Stocks (cost $11,381,452)	14,696,095
	Total Investments in Common and Preferred Stocks – 97.2% (cost $345,217,572)	518,073,858

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2010 (unaudited) (continued)

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 7.9%
42,385,169	Daily Assets Fund Institutional, 0.33% (cost $42,385,169)(b)(c)	$42,385,169
CASH EQUIVALENTS – 0.2%
1,068,739	Central Cash Management Fund, 0.25% (cost $1,068,739)(c)	1,068,739
	Total Investments – 105.3% (cost $388,671,480)	561,527,766
	Other Assets and Liabilities, Net – (5.3%)	(28,319,151)
	NET ASSETS–100.0%	$533,208,615

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.

**  The cost for federal income tax purposes was $388,827,190. At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $172,700,576. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $181,892,092 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,191,516.

†  All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $41,012,886, which is 7.7% of the net assets.

(a)  Value stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2010 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Russia	$347,974,753	$—	$—	$347,974,753
Turkey	91,613,641	—	—	91,613,641
Poland	44,579,577	—	—	44,579,577
Czech Republic	19,209,792	—	—	19,209,792
Hungary	14,696,095	—	—	14,696,095
Short-Term Instruments	43,453,908	—	—	43,453,908
Total	$561,527,766	$—	$—	$561,527,766

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.

(d)  See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe and Russia Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010